Policyholder Liabilities - Reconciliation of Policyholders’ Account Balances to the Policyholders’ Account Balances’ Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Roll Forward]
Embedded derivative adjustment	$ (1,996,640)	$ 305,340
Policy benefit reserves	318,677	402,305
Deferred profit liability	19,223	18,716
Other	58,781,836	62,614,822
Fixed Index Annuities
Policyholder Account Balance [Roll Forward]
Other	53,826,234	55,003,305	$ 53,612,622
Fixed Rate Annuities
Policyholder Account Balance [Roll Forward]
Other	6,589,577	6,860,060	$ 5,083,537
Other
Policyholder Account Balance [Roll Forward]
Other	$ 24,765	$ 25,096